DEBT (Details 1) - USD ($)	Jul. 31, 2022	Apr. 30, 2022	Apr. 30, 2021
Notes Payable, Related Party		$ 55,000	$ 55,000
Notes Payables, Related Party One [Member]
Notes Payable, Related Party	$ 25,000	25,000	25,000
Notes Payables, Related Party Two [Member]
Notes Payable, Related Party	$ 30,000	$ 30,000	$ 30,000